Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

	For the Year Ended September 30,
	2025	2024	2023
Revenues	$11,085,548	$3,325,990	$3,247,543
Cost of revenues	(5,467,947)	(1,533,099)	(1,972,633)
Selling and marketing expenses	(1,542,136)	(149,891)	(207,977)
General and administrative expenses	(1,826,170)	(1,098,152)	(514,387)
Other segment expenses	(460,893)	(143,314)	(15,992)
Net income of single operating segment	$1,788,402	$401,534	$536,554